Unaudited Condensed Statements of Changes in Stockholders' Equity (Parenthetical)	5 Months Ended
Dec. 31, 2020 shares
Statement of Stockholders' Equity [Abstract]
Sale of Units, Net of underwriting discounts, offering costs and allocation of fair value of public warrants	25,300,000